UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.2%**
	Shares	Value
CONSUMER DISCRETIONARY — 12.6%
Bassett Furniture Industries	29,273	$358,009
Century Communities *	40,462	1,200,507
Chuy's Holdings *	31,507	773,497
Del Taco Restaurants *	66,454	501,063
Johnson Outdoors, Cl A	23,747	1,866,514
M/I Homes *	23,174	1,028,694
MarineMax *	31,332	624,447
Noodles, Cl A *	84,600	604,044
Sonos *	87,740	1,203,793
Stoneridge *	29,581	824,127
		8,984,695
ENERGY — 3.9%
Exterran *	23,754	128,271
KLX Energy Services Holdings *	33,744	136,326
Natural Gas Services Group *	23,094	242,949
Renewable Energy Group *	71,495	1,878,889
REX American Resources *	4,822	363,338
		2,749,773
FINANCIALS — 16.2%
Baycom *	29,453	661,514
Citizens Community Bancorp	48,157	576,921
Eagle Bancorp Montana	17,504	367,934
Enterprise Financial Services	10,367	451,068
First Bancshares	13,599	468,078
First Busey	55,105	1,405,178
First Mid Bancshares	14,522	475,596
Guaranty Bancshares	16,400	501,840
Heritage Financial	37,327	962,290
Home Bancorp	15,604	554,878
HomeTrust Bancshares	45,358	1,202,894
Independent Bank	26,869	574,459
Old Second Bancorp	133,019	1,634,138
Randolph Bancorp *	48,337	764,208
Red River Bancshares *	4,770	252,572

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
Select Bancorp *	56,924	$660,318
		11,513,886
HEALTH CARE — 17.9%
Addus HomeCare *	16,270	1,534,912
ANI Pharmaceuticals *	11,640	721,680
Apollo Medical Holdings *	20,200	361,984
Atrion	1,401	1,007,585
BioLife Solutions *	25,100	346,129
BioSpecifics Technologies *	8,196	484,220
Cardiovascular Systems *	17,479	793,372
CryoLife *	32,174	956,855
HealthStream *	23,046	588,825
Joint *	21,500	359,050
Lantheus Holdings *	31,200	546,312
LeMaitre Vascular	39,327	1,415,182
Luminex	41,904	950,592
Mesa Laboratories	2,759	724,072
Orthofix Medical *	25,198	1,090,066
Pro-Dex *	13,000	196,300
Providence Service *	2,800	181,580
Utah Medical Products	5,478	504,359
		12,763,075
INDUSTRIALS — 25.3%
Allied Motion Technologies	22,591	1,035,571
Argan	28,788	1,212,263
Construction Partners, Cl A *	21,100	354,058
CRA International	11,349	604,675
CSW Industrials	6,200	470,456
GP Strategies *	5,449	72,526
Graham	80,351	1,468,816
Heritage-Crystal Clean *	48,500	1,374,975
Hill International *	250,122	827,904
Hyster-Yale Materials Handling	26,360	1,423,176
Insteel Industries	25,485	570,100
Kadant	3,900	415,740
COMMON STOCK — continued

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — (continued)
Miller Industries	32,894	$1,131,883
MYR Group *	31,209	896,322
Northwest Pipe *	22,100	723,333
Orion Group Holdings *	162,495	701,978
Preformed Line Products	9,340	510,151
Sterling Construction *	39,981	526,750
Tecogen *	65,264	137,054
TPI Composites *	54,788	1,136,851
Transcat *	33,884	1,036,851
Ultralife *	77,922	541,558
US Xpress Enterprises, Cl A *	50,700	276,822
Willdan Group *	16,854	558,373
		18,008,186
INFORMATION TECHNOLOGY — 16.7%
Axcelis Technologies *	19,160	462,714
CyberOptics *	8,360	187,849
Digi International *	25,700	405,931
ePlus *	11,511	917,657
I3 Verticals, Cl A *	9,320	300,943
Information Services Group *	162,503	438,758
Methode Electronics	36,868	1,207,427
Mitek Systems *	25,937	253,145
NVE	3,420	250,891
Onto Innovation *	26,123	991,107
PAR Technology *	62,103	2,113,365
PRGX Global *	135,748	537,562
RF Industries	46,000	275,540
Ultra Clean Holdings *	58,709	1,350,894
Upland Software *	22,900	894,016
Vishay Precision Group *	24,235	837,077
Zix *	64,401	434,707
		11,859,583
MATERIALS — 5.1%
Hawkins	12,745	532,486
Koppers Holdings *	45,413	1,425,060
COMMON STOCK — continued

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — (continued)
TimkenSteel *	90,045	$574,487
UFP Technologies *	23,448	1,093,380
		3,625,413
REAL ESTATE — 1.5%
Community Healthcare Trust (A)	23,361	1,101,938

TOTAL COMMON STOCK
(Cost $61,712,100)		70,606,549

SHORT-TERM INVESTMENT — 0.7%
SEI Daily Income Trust Government Fund, Cl F, 1.46% (B)
(Cost $534,672)	534,672	534,672
TOTAL INVESTMENTS — 99.9%
(Cost $62,246,772)		$71,141,221

Percentages are based on Net Assets of $71,194,944.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of January 31, 2020.

Cl — Class

As of January 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THB-QH-001-1600

Item 2.      Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020